Annual Total Returns - Fidelity® Series All-Sector Equity Fund [BarChart] - 01.31 Fidelity Series All-Sector Equity Fund Series PRO-13 - Fidelity® Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund-Default
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	16.79%
Annual Return 2013	33.60%
Annual Return 2014	12.54%
Annual Return 2015	0.09%
Annual Return 2016	10.79%
Annual Return 2017	21.50%
Annual Return 2018	(6.06%)
Annual Return 2019	32.17%
Annual Return 2020	26.41%
Annual Return 2021	26.61%